CONVERTIBLE PROMISSORY NOTES THIRD PARTIES (Details 1)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
First Conversion [Member] | Power Up Note #1 [Member]
Converion Price Per Share	$ 0.0162
First Conversion [Member] | Power Up Note #2 [Member]
Converion Price Per Share	0.0137
Second Conversion [Member] | Power Up Note #1 [Member]
Converion Price Per Share	0.0143
Second Conversion [Member] | Power Up Note #2 [Member]
Converion Price Per Share	0.0093
Third Conversion [Member] | Power Up Note #1 [Member]
Converion Price Per Share	0.0143
Third Conversion [Member] | Power Up Note #2 [Member]
Converion Price Per Share	$ 0.0081
Convertible Promissory Note [Member] | Power Up Note #1 [Member]
Amount converted | $	$ 55,500
Number of shares | shares	3,990,961
Convertible Promissory Note [Member] | Power Up Note #2 [Member]
Amount converted | $	$ 46,110
Number of shares | shares	4,617,034
Convertible Promissory Note [Member] | First Conversion [Member] | Power Up Note #1 [Member]
Amount converted | $	$ 15,000
Number of shares | shares	925,926
Converion Price Per Share	$ 0.0162
Convertible Promissory Note [Member] | First Conversion [Member] | Power Up Note #2 [Member]
Amount converted | $	$ 15,000
Number of shares | shares	1,094,891
Converion Price Per Share	$ 0.0137
Convertible Promissory Note [Member] | Second Conversion [Member] | Power Up Note #1 [Member]
Amount converted | $	$ 20,000
Number of shares | shares	1,398,601
Converion Price Per Share	$ 0.0143
Convertible Promissory Note [Member] | Second Conversion [Member] | Power Up Note #2 [Member]
Amount converted | $	$ 20,000
Number of shares | shares	2,150,538
Converion Price Per Share	$ 0.0093
Convertible Promissory Note [Member] | Third Conversion [Member] | Power Up Note #1 [Member]
Amount converted | $	$ 20,500
Number of shares | shares	1,666,434
Converion Price Per Share	$ 0.0143
Convertible Promissory Note [Member] | Third Conversion [Member] | Power Up Note #2 [Member]
Amount converted | $	$ 11,110
Number of shares | shares	1,371,605
Converion Price Per Share	$ 0.0081